Short-Term Investments	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Short-Term Investments
6.	SHORT-TERM INVESTMENTS
Short-term investments as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Time deposits	8,382,103	19,591,302
Trading securities	349,092	2,043,340

Total Short-term investments	8,731,195	21,634,642